UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2013

Date of reporting period: July 31, 2013

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND
JULY 31, 2013
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 98.3%
	Shares	Value
AIRPORT SERVICES — 6.2%
Aeroports de Paris (France)	3,530	$364,656
Flughafen Zuerich (Switzerland)	1,010	546,772
Fraport Frankfurt Airport Services Worldwide (Germany)	5,730	371,427
Sydney Airport (Australia)	280,800	906,108

		2,188,963

CABLE & SATELLITE — 1.5%
SES (Luxembourg)	17,770	522,452

CONSTRUCTION & ENGINEERING — 6.1%
Ferrovial (Spain)	44,530	758,280
Vinci (France)	25,500	1,376,975

		2,135,255

ELECTRIC UTILITIES — 16.2%
Chubu Electric Power (Japan)	36,000	500,051
Duke Energy	14,000	994,000
Electricite de France (France)	29,700	871,426
ITC Holdings	4,490	412,047
NextEra Energy	7,150	619,262
Northeast Utilities	12,910	573,333
Power Assets Holdings (Hong Kong)	90,000	808,255
Spark Infrastructure Group (Australia)	333,800	535,566
Terna Rete Elettrica Nazionale (Italy)	82,670	368,434

		5,682,374

GAS UTILITIES — 3.2%
ONEOK	4,100	217,095
Snam (Italy)	136,290	643,302
Tokyo Gas (Japan)	50,000	275,253

		1,135,650

HIGHWAYS & RAILTRACKS — 2.4%
Transurban Group (Australia)	140,000	853,190

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 2.3%
Renewables Infrastructure Group (United Kingdom)*	522,260	798,466

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND
JULY 31, 2013
(Unaudited)

COMMON STOCK — continued
	Shares	Value
MULTI-UTILITIES — 13.6%
Ameren	16,820	$602,324
Centrica PLC (United Kingdom)	36,440	216,750
CMS Energy	15,970	447,000
Dominion Resources	13,180	781,706
E.ON (Germany)	41,750	708,442
National Grid PLC (United Kingdom)	133,000	1,591,306
NiSource	14,300	439,296

		4,786,824

OIL & GAS STORAGE & TRANSPORTATION — 13.9%
Access Midstream Partners LP (1)	11,780	553,307
Cheniere Energy *	18,140	518,260
Enterprise Products Partners LP (1)	8,410	521,672
Kinder Morgan	8,910	336,442
Kinder Morgan Management LLC *	6,490	525,588
Plains All American Pipeline (1)	12,630	672,421
Targa Resources Partners LP (1)	6,920	344,893
TransCanada (Canada)	18,900	863,574
Western Gas Partners LP (1)	8,480	522,368

		4,858,525

RAILROADS — 18.0%
Central Japan Railway (Japan)	5,200	638,382
CSX	57,840	1,435,010
East Japan Railway (Japan)	35,200	2,836,564
Union Pacific	8,910	1,413,037

		6,322,993

SPECIALIZED REIT’S — 6.6%
American Tower, Cl A	32,890	2,328,283

WATER UTILITIES — 3.7%
American Water Works	8,240	351,683
Severn Trent (United Kingdom)	9,260	249,760
United Utilities Group PLC (United Kingdom)	61,780	678,090

		1,279,533

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND
JULY 31, 2013
(Unaudited)

COMMON STOCK — continued
	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 4.6%
Crown Castle International *	6,090	$427,823
SBA Communications, Cl A *	15,960	1,182,476

		1,610,299

TOTAL COMMON STOCK (Cost $33,555,677)		34,502,807

TOTAL INVESTMENTS — 98.3% (Cost $33,555,677) @		$34,502,807

Percentages are based on Net Assets of $35,107,573.

(1)	Securities considered Master Limited Partnership. At July 31, 2013, these securities amounted to $2,614,661 or 7.4% of net assets.
*	Non-income producing security.

CL — Class

LLC — Limited Liability Company

LP — Limited Partnership

PLC — Public Limited Company

REIT — Real Estate Investment Trust

As of July 31, 2013, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2013, there were no transfers Level 2 and Level 3 assets and liabilities. The transfer was due to changes in the availability of observable inputs used to determine fair value. For the period ended July 31, 2013, there were no Level 3 securities held by the Fund.

@ At July 31, 2013, the tax basis cost of the Fund’s investments was $33,555,677, and the unrealized appreciation and depreciation were $1,191,402 and $(244,272), respectively.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

CCS-QH-002-0100

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2013

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: September 27, 2013